Shareholder Report, Holdings (Details) - C000238108	Apr. 30, 2026
Elevance Health9292847
Holdings [Line Items]
Percent of Total Investments	5.70%
Uber Technologies9292871
Holdings [Line Items]
Percent of Total Investments	5.20%
ON Semiconductor9292864
Holdings [Line Items]
Percent of Total Investments	4.40%
Bristol-Myers Squibb9292831
Holdings [Line Items]
Percent of Total Investments	4.10%
Honeywell International9292852
Holdings [Line Items]
Percent of Total Investments	4.10%
Masco9292856
Holdings [Line Items]
Percent of Total Investments	4.00%
NXP Semiconductors9292861
Holdings [Line Items]
Percent of Total Investments	4.00%
Delta Air Lines9292844
Holdings [Line Items]
Percent of Total Investments	3.90%
Amrize Ltd9292825
Holdings [Line Items]
Percent of Total Investments	3.90%
Airbus9292881
Holdings [Line Items]
Percent of Total Investments	3.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	80.20%